Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - Breeze Holdings Acquisition Corp [Member] - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (2,214,684)	$ (3,367,514)	$ 17,103,566	$ (22,015,739)	$ (5,582,198)	$ (4,912,173)	$ (2,304,638)	$ (2,549,111)
Denominator:
Weighted average shares of Common Stock	3,409,483		4,220,988		3,414,220	4,260,132	4,145,884	4,427,788
Basic net loss per share of Common Stock	$ (0.65)		$ 4.05		$ (1.63)	$ (1.15)	$ (0.56)	$ (0.58)
Diluted net loss per share of Common Stock	$ (0.65)		$ 4.05		$ (1.63)	$ (1.15)	$ (0.56)	$ (0.58)